Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		$ (1,138)	$ (1,450)	$ (2,296)	$ (3,361)
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		(1,119)	(974)	(2,254)	(3,108)
Additional Information By Geographies [Axis]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		(19)
Additional Information By Geographies [Axis] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			(476)	(42)	(253)
Additional Information By Geographies [Axis] | Crude oil [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			(453)		(453)
Additional Information By Geographies [Axis] | other commodity derivative transactions [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		(19)	(23)	(42)	200
Currency derivatives [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		57	31	63	(648)
Currency derivatives [member] | Swap pounds sterling [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		(32)	38	(3)	(297)
Currency derivatives [member] | NDF Euro [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			52		(21)
Currency derivatives [member] | NDF Pounds Sterling [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		5	2	9	(21)
Currency derivatives [member] | CDI [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		84	(61)	56	(307)
Currency derivatives [member] | Other [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income				1	(2)
Interest Rate Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		18	38	(10)	(17)
Interest Rate Derivatives [Member] | CDI [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		18	38	(10)	(17)
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	[1]	(1,194)	(1,043)	(2,307)	(2,443)
Gains/ (losses) recognized in other comprehensive income	[2]	$ 9,236	$ (1,663)	$ 4,758	$ (21,978)

[1]	As presented in note 29.3
[2]	At June 30, 2021, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 1% depreciation of the Real; Euro x U.S. Dollar: a 2.2% appreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.86% appreciation of the Pound Sterling; Real x Euro: a 9.4% appreciation of the Real; and Real x Pound Sterling - a 9.7% appreciation of the Real. Source: Focus and Thomson Reuters.